Principal Group companies (Details) - shares		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018
Nokia Solutions and Networks B.V.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Oy | Parent
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia of America Corporation
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks India Private Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Technologies Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Technologies Oy | Parent
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Participations SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Canada Inc.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Shanghai Bell Co., Ltd
Principal Group companies
Proportion of ownership interest in subsidiary	50.00%	50.00%
Shares more or (less) than 50% ownership (in shares)	1	1
Nokia Solutions and Networks Branch Operations Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Japan G.K.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Submarine Networks SAS
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Spain, SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Italia S.p.A.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel Lucent SAS
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia UK Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks GmbH & Co KG
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent International SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Services Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
PT Nokia Solutions and Networks Indonesia
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Brasil Telecomunicacoes Ltda
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks do Brasil Telecomunicacoes Ltda
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%